Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of summary of premises and equipment
A summary of premises and equipment at December 31, 2021 and 2020 is as follows:

(in thousands)	2021	2020
Land and land improvements	$9,481	$9,452
Buildings and improvements	35,688	35,520
Furniture and equipment	13,183	13,570
Operating leases - right of use asset	2,538	2,594
Construction in progress	82	268
Total	60,972	61,404
Less accumulated depreciation	28,253	26,843
Premises and equipment, net	$32,719	$34,561

Schedule of depreciation expense	Depreciation expense for the years ended December 31, 2021, 2020, and 2019 was as follows:

(in thousands)	2021	2020	2019
Depreciation expense	$2,283	$2,265	$2,062